Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Result for the period	€ (18,906)	€ (87,640)	€ (10,280)
Depreciation and amortization	4,336	3,485	1,641
Finance income excluding foreign currency gains	(10,587)	(47)
Finance expense	427	2,835	2,135
Share listing expense		58,523
Non-cash effective foreign currency gains	(9,928)
Stock compensation	2,767
Gain (loss) on disposal of property, plant, and equipment	21	55	70
Change in trade receivables not attributable to investing or financing activities	(6,716)	(10,540)	1,380
Change in inventories	(40,195)	8,572	13,887
Change in trade payables	3,689	785	5,936
Change in contract assets	967	654	(565)
Change in contract liabilities	17,387	(1,802)	(29,686)
Change in other investments and other assets	(872)	(2,577)	(140)
Change in other provisions	(845)	6,112	3,082
Change in other liabilities	651	3,283	(45)
Cash flow from operating activities	(57,805)	(18,304)	(12,584)
Purchase of property, plant, and equipment	(3,484)	(1,576)	(1,059)
Investments in intangible assets, including internally generated intangible asset	(7,586)	(4,009)	(5,564)
Interest received	196
Cash flow from investing activities	(10,874)	(5,585)	(6,623)
Proceeds from borrowings, shareholder contribution and loans		26,409	10,354
Repayment of loans and borrowings	(7,522)	(354)
Proceeds from issuance of shares to equity holders of the parent		265,372
Cash election by shareholders in lieu of shares		(84,112)
Transaction cost deducted from equity		(14,991)
Repayment of shareholder loans		(43,257)
Redemption of equity		(19,976)
Repayment of lease liabilities	(706)	(569)	(454)
Interest paid	(427)	(2,571)
Cash flow from financing activities	(8,655)	125,950	9,900
Net increase in cash and cash equivalents	(77,334)	102,062	(9,307)
Net cash and cash equivalents at the beginning of the period	101,813	18	9,325
FX effects	9,962	(267)
Net cash and cash equivalents at the end of the period	€ 34,441	€ 101,813	€ 18